Nature of Business and Continuance of Operations	6 Months Ended
Jul. 31, 2013
Notes [Abstract]
Nature of Business and Continuance of Operations

NOTE 1: Nature of Business and Continuance of Operations

The accompanying unaudited interim consolidated financial statements of Eaton Scientific Systems, Inc. (”the Company”) have been prepared in accordance with generally accepted accounting principles for interim financial information and with the instructions to Form 10-Q and Item 210 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. These interim consolidated financial statements should be read in conjunction with the audited consolidated financial statements and notes included thereto for the year ended January 31, 2013, on Form 10-K, as filed with the Securities and Exchange Commission on May 16, 2013, as the interim disclosures generally do not repeat those in the annual statements.

The Company is a development stage company as defined by ASC 915-10, “Accounting and Reporting by Development Stage Enterprises”. A development stage enterprise is one in which planned principal operations have not commenced or, if its operations have commenced, there has been no significant revenues therefrom.

The Company was incorporated in the state of Nevada on December 8, 2009 under the name Pristine Solutions, Inc. The Company’s wholly owned subsidiary, Pristine Solutions Limited, was incorporated under the laws of Jamaica. The Company’s original business plan focused on developing a network of sales points for the sale and service of tankless water heaters in Jamaica, through Pristine Solutions Limited.

On August 23, 2012, the Company and its controlling stockholders entered into a Share Exchange Agreement (the “Share Exchange”) with Eaton Scientific Systems, Ltd., a Nevada corporation (“ESSL”) and the shareholders of ESSL (the “ESSL Shareholders”), whereby the Company acquired 25,000,000 shares of common stock (100%) of ESSL (the “ESSL Stock”) from the ESSL Shareholders.  In exchange for the ESSL Stock, the Company issued 25,000,000 shares of its common stock to the ESSL Shareholders (the “Share Exchange”).

In conjunction with the Share Exchange and Common Stock Purchase Agreement, the total shares held by the ESSL Shareholders are 265,000,000, or approximately 59.8% of the issued and outstanding common stock of the Company as of October 30, 2012.  In addition, certain ESSL shareholders owning a total of 135,779,375 shares of the Company’s common stock, representing approximately 30.64% of the issued and outstanding common stock of the Company, entered into three (3) separate twenty-four (24) month Lock-Up Agreements.

As a result of the Share Exchange and Common Stock Purchase Agreement, (i) there was a change in control of the Company; (ii) ESSL became the Company’s wholly owned subsidiary; and (iii) the Company intends to continue the ESSL operations as its primary business.  In addition, on November 27, 2012, the Company changed its name to Eaton Scientific Systems, Inc.

NOTE: The following notes and any further reference made to “the Company”, "we", "us", "our" and "Eaton" shall mean Eaton Scientific Systems, Inc. (formerly Pristine Solutions, Inc.) and its wholly-owned subsidiary, Eaton Scientific Systems, Ltd., unless otherwise indicated.

Headquartered in Beverly Hills, California, the Company is engaged in biomedical product development in the area of women’s health.  The Company’s mission is to provide solutions to women’s health issues surrounding pre-menopausal, peri-menopausal and post-menopausal conditions. The Company intends to develop non-hormonal treatments, and address the specific need for a non-hormonal solution to “Hot-Flashes”, a common symptom experienced by many pre-menopausal and post-menopausal women.

The Company has recently finished its first Clinical Trial Protocol, and is prepared to conduct the Study. On May 14, 2013, the Company entered into a Clinical Trial/Study Agreement with the American Institute of Research (the “CTS Agreement”) to, among other things, conduct the Study.  The purpose of the Study will be to demonstrate that Tropine 3, its novel new indication of Homatropine, and existing FDA Approved drug currently used to treat heavy coughing, has the ability to provide relief to pre-menopausal, menopausal and post-menopausal women suffering from hot flashes. The Company’s technical mission is to prove its central thesis that Homatropine in an oral suspension formula can reduce hot flashes in pre-menopausal, menopausal and post-menopausal women through multiple clinical trial validations

Going Concern

These consolidated financial statements have been prepared on a going concern basis, which implies that the Company will continue to realize its assets and discharge its liabilities in the normal course of business. The Company has not generated significant revenues to date and has never paid any dividends and is unlikely to pay dividends or generate significant earnings in the immediate or foreseeable future.  As at July 31, 2013, the Company had working capital deficit of $235,567, and an accumulated deficit of $1,527,911. The continuation of the Company as a going concern is dependent upon the continued financial support from its shareholders, the ability to raise equity or debt financing, and the attainment of profitable operations from the Company's future business. These factors raise substantial doubt regarding the Company’s ability to continue as a going concern.

The financial statements reflect all adjustments consisting of normal recurring adjustments, which, in the opinion of management, are necessary for a fair presentation of the results for the periods shown. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence.